Condensed Statements of Comprehensive (Loss) Income (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								4 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012		Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Condensed Financial Statements, Captions [Line Items]
Equity (loss) income from subsidiary
Operating expenses:
Administrative expenses	16,309			17,078							65,635	59,491	82,404	79,780	102,754
Total operating expenses	145,918			131,414							497,635	448,764	596,027	592,312	623,058
(Loss) income before income taxes	238			5,043							(8,474)	15,914	(21,542)	7,127	(35,958)
Net (loss) income	(140)	(37,803)	[1]	4,704	9,498	1,187	6,440	293	651	(2,088)	(9,657)	14,853	(22,950)	5,832	(26,954)
Changes in postretirement benefit obligations													2,309	925	471
Comprehensive (loss) income	(140)			4,704							(9,657)	14,853	(25,259)	4,907	(27,425)
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Equity (loss) income from subsidiary													(25,696)	7,600	(20,872)
Operating expenses:
Administrative expenses													(1,258)	(1,768)	(2,078)
Total operating expenses													(1,258)	(1,768)	(2,078)
(Loss) income before income taxes													(26,954)	5,832	(22,950)
Net (loss) income													(26,954)	5,832	(22,950)
Changes in postretirement benefit obligations													(471)	(925)	(2,309)
Comprehensive (loss) income													$ (27,425)	$ 4,907	$ (25,259)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.